Other Taxes Payable - Components of Taxes Other than Income Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Individual income tax withholding [Member] USD ($)	Dec. 31, 2013 Individual income tax withholding [Member] CNY	Dec. 31, 2012 Individual income tax withholding [Member] CNY	Dec. 31, 2013 Business tax payable [Member] USD ($)	Dec. 31, 2013 Business tax payable [Member] CNY	Dec. 31, 2012 Business tax payable [Member] CNY	Dec. 31, 2013 Value added taxes payable (recoverable), net [Member] USD ($)	Dec. 31, 2013 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2012 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2013 Property tax [Member] USD ($)	Dec. 31, 2013 Property tax [Member] CNY	Dec. 31, 2012 Property tax [Member] CNY
Tax Credit Carryforward [Line Items]
Other taxes payable	$ 238	1,438	1,500	$ 22	135	139	$ 255	1,544	1,609	$ (43)	(263)	(269)	$ 4	22	21